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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 30 Rowes Wharf, 4th floor
         Boston, MA 02110

Form 13F File Number: 28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carolyn P. Haley
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Carolyn P. Haley              Boston, MA     11/14/07
------------------------------
        [Signature]              [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   _______________________
     [Repeat as necessary.]


                                        9

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $613,862
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.        Form 13F File Number   Name

   ________   28-_________________   ___________________________________________

   [Repeat as necessary.]


                                       10

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

ACADIA Pharmaceuticals,
 Inc.                         Common       004225108   16,086  1,068,868  SH              Sole         NA     Sole
Adams Respiratory
 Therapeutics, Inc.           Common       00635P107   10,217    265,100  SH              Sole         NA     Sole
Affymax Inc.                  Common       00826A109    3,588    132,600  SH              Sole         NA     Sole
Akorn, Inc.                   Common       009728106    6,872    917,489  SH              Sole         NA     Sole
Align Technology, Inc.        Common       016255101   15,831    625,000  SH              Sole         NA     Sole
Allergan, Inc.                Common       018490102    6,911    107,200  SH              Sole         NA     Sole
Alnylam Pharmaceuticals,
 Inc.                         Common       02043Q107    3,572    109,000  SH              Sole         NA     Sole
American Medical Systems
 Holdings, Inc.               Common       02744M108    5,661    334,000  SH              Sole         NA     Sole
Amgen, Inc.                   Common       031162100   17,582    310,800  SH              Sole         NA     Sole
Amylin Pharmaceuticals,
 Inc.                         Common       032346108    4,510     90,200  SH              Sole         NA     Sole
Applera Corporation -
 Applied Biosystems           Common       038020103   14,826    428,000  SH              Sole         NA     Sole
ARIAD Pharmaceuticals,
 Inc.                         Common       04033A100    2,778    600,000  SH              Sole         NA     Sole
Avalon Pharmaceuticals,
 Inc.                         Common       05346P106    2,313    405,721  SH              Sole         NA     Sole
Barr Pharmaceuticals, Inc.    Common       068306109    7,723    135,700  SH              Sole         NA     Sole
Baxter International Inc.     Common       071813109   11,256    200,000  SH              Sole         NA     Sole
Becton, Dickinson and
 Company                      Common       075887109   17,756    216,400  SH              Sole         NA     Sole
Biogen Idec Inc.              Common       09062X103    9,518    143,500  SH              Sole         NA     Sole
BioMarin Pharmaceuticals,
 Inc.                         Common       09061G101    5,769    231,700  SH              Sole         NA     Sole
BioMimetic Therapeutics,
 Inc.                         Common       09064X101    3,331    249,707  SH              Sole         NA     Sole
Caraco Pharmaceutical
 Laboratories, Inc.           Common       14075T107    2,518    165,100  SH              Sole         NA     Sole
Celgene Corp.                 Common       151020104   23,254    326,100  SH              Sole         NA     Sole
Critical Therapeutics,
 Inc.                         Common       22674T105      821    456,205  SH              Sole         NA     Sole
Cubist Pharmaceuticals,
 Inc.                         Common       229678107   11,223    531,139  SH              Sole         NA     Sole
CVS Caremark Corporation      Common       126650100    7,926    200,000  SH              Sole         NA     Sole
Cytyc Corp.                   Common       232946103   10,602    222,500  SH              Sole         NA     Sole
deCODE Genetics, Inc.          Note        243586AB0      473    700,000  SH              Sole         NA     Sole
Eclipsys Corporation          Common       278856109    4,181    179,300  SH              Sole         NA     Sole
Emageon, Inc.                 Common       29076V109    4,233    505,090  SH              Sole         NA     Sole
eResearch Technology, Inc.    Common       29481V108    6,720    590,000  SH              Sole         NA     Sole
Exelixis, Inc.                Common       30161Q104   10,593  1,000,330  SH              Sole         NA     Sole
Genentech, Inc.               Common       368710406    9,027    115,700  SH              Sole         NA     Sole
Genzyme Corporation           Common       372917104   18,672    301,350  SH              Sole         NA     Sole
Gilead Sciences, Inc.         Common       375558103   29,639    725,200  SH              Sole         NA     Sole
HealthExtras, Inc.            Common       422211102    3,573    128,400  SH              Sole         NA     Sole
ICON Plc                       ADR         41503T107    9,440    184,984  SH              Sole         NA     Sole
IDEXX Laboratories, Inc.      Common       45168D104   10,135     92,483  SH              Sole         NA     Sole
Inspire Pharmaceuticals,
 Inc.                         Common       457733103    4,229    787,571  SH              Sole         NA     Sole
Inverness Medical
 Innovations, Inc.            Common       46126P106    8,674    156,800  SH              Sole         NA     Sole
Laboratory Corp. of
 America Holdings,            Common       50540R409   12,126    155,000  SH              Sole         NA     Sole
Lexicon Pharmaceuticals,
 Inc.                         Common       528872104    2,817    814,191  SH              Sole         NA     Sole
Martek Biosciences
 Corporation                  Common       572901106    9,004    310,161  SH              Sole         NA     Sole
Masimo Corporation            Common       574795100   20,259    920,000  SH              Sole         NA     Sole
Matritech, Inc.               Common       576818108      162  1,601,039  SH              Sole         NA     Sole
Medarex, Inc.                 Common       583916101    2,882    203,500  SH              Sole         NA     Sole
Medco Health Solutions,
 Inc.                         Common       58405U102    9,491    105,000  SH              Sole         NA     Sole
Medicines Company             Common       584688105   10,098    567,000  SH              Sole         NA     Sole
Mentor Corporation            Common       587188103   11,512    250,000  SH              Sole         NA     Sole
MGI Pharma, Inc.              Common       552880106    5,109    183,900  SH              Sole         NA     Sole
Momenta Pharmaceuticals,
 Inc.                         Common       60877T100    7,885    692,259  SH              Sole         NA     Sole
Mylan Inc.                    Common       628530107   10,805    677,000  SH              Sole         NA     Sole
National Med Health Card
 Systems, Inc.                Common       636918302      756     79,020  SH              Sole         NA     Sole
NitroMed, Inc.                Common       654798503    1,240    696,600  SH              Sole         NA     Sole
Omrix Biopharmaceuticals,
 Inc.                         Common       681989109   11,804    334,300  SH              Sole         NA     Sole
PAREXEL International Corp.   Common       699462107    4,952    120,000  SH              Sole         NA     Sole
Patterson Companies, Inc.     Common       703395103    1,969     51,000  SH              Sole         NA     Sole
PerkinElmer, Inc.             Common       714046109   15,770    539,900  SH              Sole         NA     Sole
Pharmaceutical Product
 Development, Inc.            Common       717124101    4,200    118,500  SH              Sole         NA     Sole
Phase Forward, Inc.           Common       71721R406    3,002    150,000  SH              Sole         NA     Sole
Progenics Pharmaceuticals,
 Inc.                         Common       743187106    2,764    125,000  SH              Sole         NA     Sole
Quest Diagnostics, Inc.       Common       74834L100    5,026     87,000  SH              Sole         NA     Sole
Schering-Plough Corporation   Common       806605101    7,072    223,600  SH              Sole         NA     Sole
Senomyx, Inc.                 Common       81724Q107    2,135    174,250  SH              Sole         NA     Sole
Sepracor Inc.                 Common       817315104    3,713    135,000  SH              Sole         NA     Sole
Shire PLC Sponsored            ADR         82481R106   10,424    140,900  SH              Sole         NA     Sole
Stryker Corporation           Common       863667101    7,392    107,500  SH              Sole         NA     Sole
Symmetry Medical, Inc.        Common       871546206    5,705    341,600  SH              Sole         NA     Sole
Synta Pharmaceuticals Corp.   Common       87162T206    2,423    367,105  SH              Sole         NA     Sole
Teva Pharmaceutical
 Industries, Ltd. ADR          ADR         881624209   22,243    500,177  SH              Sole         NA     Sole
Thermo Fisher Scientific,
 Inc.                         Common       883556102   14,199    246,000  SH              Sole         NA     Sole
Third Wave Technologies,
 Inc.                         Common       88428W108    1,126    130,473  SH              Sole         NA     Sole
UnitedHealth Group, Inc.      Common       91324P102    5,618    116,000  SH              Sole         NA     Sole
Vertex Pharmaceuticals,
 Inc.                         Common       92532F100   10,663    277,600  SH              Sole         NA     Sole
VNUS Medical Technologies,
 Inc.                         Common       928566108    7,023    441,983  SH              Sole         NA     Sole
WellPoint, Inc.               Common       94973V107    7,734     98,000  SH              Sole         NA     Sole
Wyeth                         Common       983024100    4,633    104,000  SH              Sole         NA     Sole
Xenoport, Inc.                Common       98411C100    4,145     88,100  SH              Sole         NA     Sole
Zix Corp.                     Common       98974P100    1,948  1,014,715  SH              Sole         NA     Sole


COLUMN TOTALS                                        $613,862

